SCHEDULE OF CARRYING AND FAIR VALUE OF LOAN PAYABLE (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
DECD loan, Carrying value	$ 1,569	$ 1,604	$ 2,729
DECD loan, Fair value	$ 1,200	$ 1,255	$ 2,110